LEASES (Schedule of Supplemental Balance Sheet Information Related to Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating Leases
Operating lease right-of-use assets	$ 4,321	$ 1,153
Other current liabilities	1,209	880
Operating lease liabilities	3,307	358
Total operating lease liabilities	$ 4,516	$ 1,238
Weighted Average Remaining Lease Term Operating leases	4 years 8 months 12 days	1 year 3 months 29 days
Weighted Average Discount Rate Operating leases		2.75%
Minimum [Member]
Operating Leases
Weighted Average Discount Rate Operating leases	2.00%
Maximum [Member]
Operating Leases
Weighted Average Discount Rate Operating leases	2.75%